BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

NOTE 3:-     BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

a.	In October 2009, the Company completed the sale of 100% of its shares in its directly held subsidiary, NextSource, for an aggregate consideration of approximately $ 12,000, of which $ 8,000 was paid in cash and the remainder through the release of $ 4,000 of bank deposits that were previously pledged in favor of banks to secure obligations of NextSource. The gain in the amount of approximately $ 4,300 was presented in the income statement as income from discontinued operation.

b.	On January 17, 2010, Magic, through one of its U.S subsidiaries, completed the acquisition of a consulting and staffing services business of a U.S-based IT services company, for a total consideration of $ 13,684, of which $ 8,625 was paid upon closing and the remaining $ 5,059 is to be paid over a three year period, of which $ 414 is contingent upon the acquired business meeting revenue goals, and $ 4,645 is to be paid via deferred payments. The Company believes that it is sufficiently probable that these goals will be met. As of December 31, 2010 and 2011, remaining contingent consideration amounted to $ 480 and $ 296, respectively, upon the acquired business’ meeting revenue goals, and $ 4,761 and $ 2,629, respectively is to be paid via deferred payments.

The Company classified both the deferred payment and contingent consideration as a liability as of the date of the transaction.

In accordance with ASC 805-30-35-1 the Company re-measures the contingent consideration based on the fair value at each reporting date until the contingency is resolved or the payment is made, while the changes in fair value are recognized in earnings in the financial expenses using the interest method over the period. The deferred payment was recorded at present value and is amortized using the interest method during the relevant period into financial expenses.

The acquired business provides a comprehensive range of consulting and staffing services for the telecom, network communications and the information technology industry. The cash consideration of $ 8,625 was financed with Magic’s own resources. The Company believes that the acquisition of this business activity will enable it to expand its presence in the U.S. market and leverage its relationships with top tier customers as well as take advantage of the synergies between its existing IT services and the acquired operation.

The acquisition was accounted for via the purchase method. The results of operations were included in the consolidated financial statements of the Company commencing January 17, 2010. The consideration for the acquisition was attributed to net assets on the basis of fair value of assets acquired and liabilities assumed, based on an appraisal performed by the management of Magic, which was based upon a number of factors, including the assistance of independent appraisers.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of January 17, 2010:

Working capital, including deferred tax liability	$3,926
Fixed assets	54
Goodwill	4,831
Customer relationships	4,873

Total assets acquired	13,684

Liabilities due to acquisition activities	5,059

Net assets acquired	$8,625

Identifiable intangible assets, including customer relationships, were valued using a variation of the income approach known as the "Multi-Period Excess Earnings Approach". This method utilized a forecast of expected cash inflows, cash outflows and contributory charges for economic returns on tangible and intangible assets employed.

An amount of $ 4,873 of the purchase price was allocated to customer relationships, as described above. The Company amortizes its intangible assets over periods ranging from 4 to 15 years, based on two types of customer relationships identified.

c.	In 2010, Formula’s subsidiaries, Matrix, Magic and Sapiens, completed the acquisition of additional activities for an aggregate total consideration of up to $ 8,080, of which as of December 31, 2010 and 2011 approximately $ 1,800 and $ 472, respectively, was contingent upon the acquired activities achieving certain performance targets. During 2011 Formula and its subsidiaries paid approximately $ 1,846 of the aforementioned contingent consideration.

d.	On December 27, 2011, Magic completed the acquisition of the AppBuilder activity of BluePhoenix Solutions ("AppBuilder"), a leading provider of value-driven legacy IT modernization solutions, for $13,500. AppBuilder is a comprehensive application development infrastructure used by many enterprises around the world. This premier enterprise application development environment is a powerful, model-driven tool that enables development teams to build, deploy, and maintain large-scale, custom-built business applications. The Company believes the acquisition will broaden its product portfolio and strengthen its presence in numerous global markets. Acquisition related costs were immaterial.

The acquisition was accounted for via the purchase method. The results of operations will be included in the consolidated financial statements of the Company commencing January 1, 2012.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, with reference to the acquisition as of December 27, 2011:

Net assets	$1,130
Intangible assets *)	5,786
Goodwill *)	8,679

Net assets acquired	$15,595

*)	The estimated fair values of the tangible and intangible assets are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Company believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Company expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but, in any case, no later than the contractual period.

Below are certain unaudited pro forma combined statements of income data for the years ended December 31, 2010 and 2011, respectively, as if the acquisition of AppBuilder detailed above had occurred at January 1, 2010, after giving effect to (a) purchase accounting adjustments, including amortization of intangible assets. This pro forma financial information is not necessarily indicative of the combined results that would have been attained had the acquisition taken place at the beginning of 2010, nor is it necessarily indicative of future results.

	Year ended December 31,
	2010	2011
	Unaudited

Total Revenues	561,118	646,505
Net Income	36,713	63,612
Net Income attributable to Formula’s shareholder	19,344	43,208
Total Earnings per share:
Basic	1.44	3.19
Diluted	1.43	3.13

e.	On August 21, 2011 Sapiens acquired all of the outstanding shares of FIS, a provider of packaged-based insurance software solutions for Life and Pension ("L&P"), and IDIT, a provider of insurance software solutions which focuses on the Property & Casualty ("P&C") market. Sapiens financed the acquisition mainly via the issuance of Sapiens shares, resulting in a dilution of the Company's interest in Sapiens from 75.6% to 42.2% and the Company’s loss of control of Sapiens, which, in turn, required the deconsolidation of Sapiens’ results from the Company’s financial statements. Following the loss of control, the Company remained with significant influence over Sapiens, and, as a result, Sapiens’ results are reported using the equity method of accounting from that day on. For subsequent events related to this investment, see Note 19.

The acquisition of FIS allows Sapiens to offer an enhanced solution for the L&P market. In addition, the acquisition of FIS has grown Sapiens’ customer base in the insurance market world-wide and strengthened Sapiens’ position in the market as a leading provider of L&P core software solutions. The acquisition of IDIT allows Sapiens to offer its customers and partners a more extensive product portfolio in the industry. Acquiring IDIT will strengthen Sapiens’ presence in the P&C insurance market by increasing its customer base and enable Sapiens to meet the needs of insurers who operate in the P&C and L&P markets.

Upon the loss of control, the Company recognized a gain in an amount of $ 25,833, which is presented in the income statement as equity in gains of affiliated companies, net. This gain is related to the remeasurement of the retained investment in Sapiens to its fair value. The fair value of retained investment in Sapiens was measured according to Sapiens' share price on August 21, 2011 of $4.1 per share.

The aggregate fair value of the retained investment in Sapiens as of December 31, 2011 is $ 73,447.

f.	In 2011, the Company’s subsidiaries, Matrix and Magic, completed the acquisition of additional activities for an aggregate total consideration of up to $ 21,463, of which as of December 31, 2011 the fair value of the contingent consideration is approximately $ 1,100, which is contingent upon the acquired activities achieving certain performance targets from 2011 through 2013.